ANNUAL REPORT
DECEMBER 31, 1998



                  THE TRAVELERS FUND BD
                  FOR VARIABLE ANNUITIES



[TRAVELERS LIFE & ANNUITY LOGO]

  The Travelers Insurance Company
  The Travelers Life and Annuity Company
  One Tower Square
  Hartford, CT  06183

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    Dreyfus Variable Investment Fund, 16,989 shares (cost $855,948) ................        $      915,902
    Greenwich Street Series Fund, 8,996,184 shares (cost $133,117,474) .............           157,883,027
    Salomon Brothers Variable Series Funds Inc., 115,599 shares (cost $1,187,665) ..             1,245,880
    Smith Barney Concert Allocation Series Inc., 1,367,295 shares (cost $15,362,377)            16,583,567
    The Travelers Series Trust, 3,353,735 shares (cost $41,294,115) ................            54,086,487
    Travelers Series Fund Inc., 151,640,369 shares (cost $1,207,987,094) ...........         1,630,475,410
                                                                                            --------------

      Total Investments (cost $1,399,804,673) ......................................                              $1,861,190,273

  Receivables:
    Dividends ......................................................................                                     151,514
    Purchase payments and transfers from other Travelers accounts ..................                                     532,720
  Other assets .....................................................................                                       1,106
                                                                                                                  --------------

      Total Assets .................................................................                               1,861,875,613
                                                                                                                  --------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ................                                       466,850
    Insurance charges ............................................................                                       429,626
    Administrative fees ..........................................................                                        60,399
  Accrued liabilities ............................................................                                         1,135
                                                                                                                  --------------

        Total Liabilities ........................................................                                       958,010
                                                                                                                  --------------

NET ASSETS:                                                                                                       $1,860,917,603
                                                                                                                  ==============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends .............................................................                            $ 75,307,318

EXPENSES:
  Insurance charges .....................................................        $ 18,339,569
  Administrative fees ...................................................           2,577,151
                                                                                 ------------

    Total expenses ......................................................                              20,916,720
                                                                                                     ------------

      Net investment income .............................................                              54,390,598
                                                                                                     ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................................         232,678,282
    Cost of investments sold ............................................         177,991,805
                                                                                 ------------

      Net realized gain (loss) ..........................................                              54,686,477

 Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1997 ..................................       350,653,206
    Unrealized gain at December 31, 1998 ..................................       461,385,600
                                                                                 ------------

      Net change in unrealized gain (loss) for the year ...................                           110,732,394
                                                                                                     ------------

        Net realized gain (loss) and change in unrealized gain (loss) .....                           165,418,871
                                                                                                     ------------

  Net increase in net assets resulting from operations ....................                          $219,809,469
                                                                                                     ============


                       See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                                 1998                    1997
                                                                           ---------------         ---------------
OPERATIONS:
  Net investment income (loss) ....................................        $    54,390,598         $    (6,957,107)
  Net realized gain (loss) from investment transactions ...........             54,686,477              16,496,228
  Net change in unrealized gain (loss) on investments .............            110,732,394             200,946,726
                                                                           ---------------         ---------------

    Net increase in net assets resulting from operations ..........            219,809,469             210,485,847
                                                                           ---------------         ---------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 56,725,826 and 173,653,228 units, respectively)              91,748,802             247,618,592
  Participant transfers from other Travelers accounts
    (applicable to 232,669,083 and 197,508,694 units, respectively)            315,863,814             271,785,612
  Administrative and asset allocation charges
    (applicable to 193,844 and 161,299 units, respectively) .......               (306,364)               (255,069)
  Contract surrenders
    (applicable to 51,996,335 and 30,642,711 units, respectively) .            (87,811,788)            (46,085,851)
  Participant transfers to other Travelers accounts
    (applicable to 189,007,732 and 166,674,925 units, respectively)           (257,452,335)           (209,625,801)
  Other payments to participants
    (applicable to 13,666,838 and 8,039,959 units, respectively) ..            (22,546,614)            (12,044,229)
                                                                           ---------------         ---------------

  Net increase in net assets resulting from unit transactions .....             39,495,515             251,393,254
                                                                           ---------------         ---------------

    Net increase in net assets ....................................            259,304,984             461,879,101

NET ASSETS:
  Beginning of year ...............................................          1,601,612,619           1,139,733,518
                                                                           ---------------         ---------------
  End of year .....................................................        $ 1,860,917,603         $ 1,601,612,619
                                                                           ===============         ===============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD for Variable Annuities ("Fund BD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund BD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Fund BD were: Alliance Growth Portfolio, Van Kampen Enterprise Portfolio (formerly Van Kampen American Capital Enterprise Portfolio), TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio (formerly Smith Barney Income and Growth Portfolio), Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund Inc.; MFS Emerging Growth Portfolio, Disciplined Mid Cap Stock Portfolio, Convertible Bond Portfolio, Disciplined Small Cap Stock Portfolio, MFS Research Portfolio and Strategic Stock Portfolio of The Travelers Series Trust; Total Return Portfolio of Greenwich Street Series Fund; Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc.; Small Cap Portfolio of Dreyfus Variable Investment Fund and Salomon Brothers Variable Investors Fund and Salomon Brothers Variable Total Return Fund of Salomon Brothers Variable Series Funds Inc. Travelers Series Fund Inc., Smith Barney Concert Allocation Series Inc. and Salomon Brothers Variable Series Funds Inc. are incorporated under Maryland law. The Travelers Series Trust, Greenwich Street Series Fund and Dreyfus Variable Investment Fund are registered as Massachusetts business trusts. All eligible trusts except Dreyfus Variable Investment Fund are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund BD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD. Fund BD is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $327,009,906 and $232,678,282, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $1,399,804,673 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $461,938,561. Gross unrealized depreciation for all investments at December 31, 1998 was $552,961.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD on an annual basis.

Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund BD on an annual basis.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $1,787,676 and $1,016,421 of contingent deferred sales charges for the years ended December 31, 1998 and 1997, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                          DECEMBER 31, 1998
                                                    -----------------------------------------------------------
                                                    ACCUMULATION       ANNUITY       UNIT                NET
                                                        UNITS           UNITS        VALUE             ASSETS
                                                        -----           -----        -----             ------
Dreyfus Variable Investment Fund
  Small Cap Portfolio
    Standard Death Benefit ..................         1,024,905            --        $0.852        $    873,624
    Enhanced Death Benefit ..................            49,426            --         0.851              42,053

Greenwich Street Series Fund
  Total Return Portfolio
    Standard Death Benefit ..................        73,467,726            --         1.857         136,440,879
    Enhanced Death Benefit ..................        11,653,902            --         1.836          21,395,853

Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable Total Return Fund
    Standard Death Benefit ..................           397,259            --         0.997             396,260
    Enhanced Death Benefit ..................            69,952            --         0.996              69,648
  Salomon Brothers Variable Investors Fund
    Standard Death Benefit ..................           704,294            --         1.014             714,144
    Enhanced Death Benefit ..................            75,864            --         1.012              76,782

Smith Barney Concert Allocation Series Inc.
  Select Balanced Portfolio
    Standard Death Benefit ..................         4,046,998        47,552         1.183           4,844,534
    Enhanced Death Benefit ..................         1,086,882            --         1.177           1,279,456
  Select Conservative Portfolio
    Standard Death Benefit ..................         1,465,765            --         1.162           1,703,488
    Enhanced Death Benefit ..................           183,923            --         1.156             212,695
  Select Growth Portfolio
    Standard Death Benefit ..................         3,135,267            --         1.238           3,881,245
    Enhanced Death Benefit ..................         1,838,554            --         1.232           2,264,495
  Select High Growth Portfolio
    Standard Death Benefit ..................           723,814            --         1.242             899,259
    Enhanced Death Benefit ..................           325,871            --         1.236             402,812
  Select Income Portfolio
    Standard Death Benefit ..................           752,508            --         1.154             868,395
    Enhanced Death Benefit ..................           184,502            --         1.148             211,864

                                                                     DECEMBER 31, 1998
                                                -----------------------------------------------------------
                                                ACCUMULATION       ANNUITY        UNIT              NET
                                                   UNITS            UNITS         VALUE            ASSETS
                                                   -----            -----         -----            ------
The Travelers Series Trust
  MFS Emerging Growth Portfolio
    Standard Death Benefit .............         25,199,790            --        $1.599        $ 40,285,208
    Enhanced Death Benefit .............          6,078,936            --         1.589           9,659,209
  MFS Research Portfolio
    Standard Death Benefit .............          1,353,759            --         1.037           1,403,326
    Enhanced Death Benefit .............          1,038,696            --         1.035           1,074,735
  Strategic Stock Portfolio
    Standard Death Benefit .............            539,593            --         0.936             504,833
    Enhanced Death Benefit .............            121,387            --         0.934             113,360
  Convertible Bond Portfolio
    Standard Death Benefit .............            248,991            --         1.001             249,285
    Enhanced Death Benefit .............             24,086            --         0.999              24,071
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit .............            397,554            --         1.064             423,140
    Enhanced Death Benefit .............             54,397            --         1.063              57,797
  Disciplined Small Cap Stock Portfolio
    Standard Death Benefit .............            299,084            --         0.896             267,862
    Enhanced Death Benefit .............              3,901            --         0.894               3,487

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit .............         90,905,019            --         1.397         127,006,619
    Enhanced Death Benefit .............         15,792,402            --         1.385          21,865,692
  Alliance Growth Portfolio
    Standard Death Benefit .............        142,801,580        13,226         2.903         414,631,457
    Enhanced Death Benefit .............         28,709,572            --         2.867          82,300,514
  G.T. Global Strategic Income Portfolio
    Standard Death Benefit .............         11,299,081         6,914         1.359          15,367,712
    Enhanced Death Benefit .............          2,624,158            --         1.342           3,521,954
  MFS Total Return Portfolio
    Standard Death Benefit .............         86,949,854        17,368         1.819         158,195,161
    Enhanced Death Benefit .............         18,458,912            --         1.796          33,154,173
  Putnam Diversified Income Portfolio
    Standard Death Benefit .............         53,053,274        17,019         1.326          70,349,069
    Enhanced Death Benefit .............         12,925,220        10,683         1.309          16,931,167

                                                                                 DECEMBER 31, 1998
                                                           -------------------------------------------------------------
                                                           ACCUMULATION      ANNUITY         UNIT                NET
                                                               UNITS          UNITS          VALUE              ASSETS
                                                               -----          -----          -----              ------
Travelers Series Fund Inc. (continued)
  Smith Barney International Equity Portfolio
    Standard Death Benefit .........................        82,330,241        24,588        $1.305        $  107,509,306
    Enhanced Death Benefit .........................        17,670,056            --         1.289            22,776,052
  Smith Barney Money Market Portfolio
    Standard Death Benefit .........................        47,120,777            --         1.184            55,780,616
    Enhanced Death Benefit .........................         8,253,674         8,937         1.169             9,657,675
  Smith Barney High Income Portfolio
    Standard Death Benefit .........................        44,406,204            --         1.452            64,477,356
    Enhanced Death Benefit .........................         9,311,914        11,620         1.434            13,366,869
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit .........................        12,224,352            --         1.237            15,117,111
    Enhanced Death Benefit .........................         1,022,328            --         1.234             1,261,934
  Smith Barney Large Cap Value Portfolio
    Standard Death Benefit .........................        71,417,242            --         2.076           148,261,307
    Enhanced Death Benefit .........................        14,890,673            --         2.050            30,522,896
  Smith Barney Pacific Basin Portfolio
    Standard Death Benefit .........................         8,930,321        10,441         0.742             6,634,404
    Enhanced Death Benefit .........................         2,803,037            --         0.733             2,053,726
  TBC Managed Income Portfolio
    Standard Death Benefit .........................        20,492,138            --         1.309            26,829,680
    Enhanced Death Benefit .........................         3,895,003            --         1.293             5,035,643
  Van Kampen Enterprise Portfolio
    Standard Death Benefit .........................        55,902,505            --         2.601           145,406,541
    Enhanced Death Benefit .........................        12,560,574            --         2.568            32,259,170
                                                                                                          --------------

Net Contract Owners' Equity .........................................................................     $1,860,917,603
                                                                                                          ==============

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                   NO. OF               MARKET
                                                                                     SHARES                VALUE
                                                                                     ------                -----
  DREYFUS VARIABLE INVESTMENT FUND (0.1%)
    Small Cap Portfolio
      Total (Cost $855,948)                                                              16,989        $      915,902
                                                                                 --------------        --------------

  GREENWICH STREET SERIES FUND (8.4%)
    Total Return Portfolio
      Total (Cost $133,117,474)                                                       8,996,184           157,883,027
                                                                                 --------------        --------------

  SALOMON BROTHERS VARIABLE SERIES FUNDS INC (0.1%)
    Salomon Brothers Variable Total Return Fund (Cost $449,620)                          44,036               457,971
    Salomon Brothers Variable Investors Fund (Cost $738,045)                             71,563               787,909
                                                                                 --------------        --------------
      Total (Cost $1,187,665)                                                           115,599             1,245,880
                                                                                 --------------        --------------

  SMITH BARNEY CONCERT ALLOCATION SERIES INC. (0.9%)
    Select Balanced Portfolio (Cost $5,753,405)                                         513,517             6,126,260
    Select Conservative Portfolio (Cost $1,867,807)                                     164,805             1,916,679
    Select Growth Portfolio (Cost $5,524,051)                                           491,401             6,147,432
    Select High Growth Portfolio (Cost $1,167,308)                                      104,260             1,312,639
    Select Income Portfolio (Cost $1,049,806)                                            93,312             1,080,557
                                                                                 --------------        --------------
      Total (Cost $15,362,377)                                                        1,367,295            16,583,567
                                                                                 --------------        --------------

  THE TRAVELERS SERIES TRUST (2.9%)
    MFS Emerging Growth Portfolio (Cost $37,431,687)                                  2,961,299            49,957,109
    MFS Research Portfolio (Cost $2,299,680)                                            236,727             2,499,838
    Strategic Stock Portfolio (Cost $610,881)                                            64,576               610,890
    Convertible Bond Portfolio (Cost $266,488)                                           27,077               266,976
    Disciplined Mid Cap Stock Portfolio (Cost $426,207)                                  33,546               481,054
    Disciplined Small Cap Stock Portfolio (Cost $259,172)                                30,510               270,620
                                                                                 --------------        --------------
      Total (Cost $41,294,115)                                                        3,353,735            54,086,487
                                                                                 --------------        --------------

  TRAVELERS SERIES FUND INC. (87.6%)
    AIM Capital Appreciation Portfolio (Cost $111,983,347)                           10,283,374           148,903,257
    Alliance Growth Portfolio (Cost $295,185,460)                                    18,894,672           497,118,816
    G.T. Global Strategic Income Portfolio (Cost $19,473,139)                         1,675,835            18,920,178
    MFS Total Return Portfolio (Cost $144,085,518)                                   11,239,479           191,408,324
    Putnam Diversified Income Portfolio (Cost $84,188,124)                            7,276,694            87,320,325
    Smith Barney International Equity Portfolio (Cost $115,715,893)                   9,483,913           130,308,969
    Smith Barney Money Market Portfolio (Cost $65,249,245)                           65,249,245            65,249,245
    Smith Barney High Income Portfolio (Cost $73,481,291)                             6,147,337            77,825,282
    Smith Barney Large Capitalization Growth Portfolio (Cost $13,340,147)             1,332,552            16,323,757
    Smith Barney Large Cap Value Portfolio (Cost $131,095,631)                        8,848,063           178,819,361
    Smith Barney Pacific Basin Portfolio (Cost $8,203,706)                            1,136,395             8,693,419
    TBC Managed Income Portfolio (Cost $30,331,255)                                   2,708,126            31,874,641
    Van Kampen Enterprise Portfolio (Cost $115,654,338)                               7,364,684           177,709,836
                                                                                 --------------        --------------
      Total (Cost $1,207,987,094)                                                   151,640,369         1,630,475,410
                                                                                 --------------        --------------

TOTAL INVESTMENT OPTIONS (100%)
  (Cost $1,399,804,673)                                                                                $1,861,190,273
                                                                                                       ==============

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                                                                     SALOMON
                                                            SMALL CAP                  TOTAL RETURN              BROTHERS VARIABLE
                                                             PORTFOLIO                  PORTFOLIO                TOTAL RETURN FUND
                                                         -----------------      -----------------------         -------------------
                                                           1998       1997        1998             1997            1998       1997
                                                           ----       ----        ----             ----            ----       ----
INVESTMENT INCOME:
Dividends ...........................................   $   6,547    $  --   $   8,511,210    $   6,288,870      $   8,059    $  --
                                                        ---------    -----   -------------    -------------      ---------    -----

EXPENSES:
Insurance charges ...................................       2,567       --       1,694,319        1,403,023          1,809       --
Administrative fees .................................         371       --         240,238          199,128            261       --
                                                        ---------    -----   -------------    -------------      ---------    -----
    Net investment income (loss) ....................       3,609       --       6,576,653        4,686,719          5,989       --
                                                        ---------    -----   -------------    -------------      ---------    -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................      34,526       --      15,348,251        3,961,754        122,840       --
  Cost of investments sold ..........................      46,463       --      10,486,499        2,459,594        126,662       --
                                                        ---------    -----   -------------    -------------      ---------    -----

    Net realized gain (loss) ........................     (11,937)      --       4,861,752        1,502,160         (3,822)      --
                                                        ---------    -----   -------------    -------------      ---------    -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........          --       --      30,892,161       17,936,448             --       --
  Unrealized gain (loss) end of year ................      59,954       --      24,765,553       30,892,161          8,351       --
                                                        ---------    -----   -------------    -------------      ---------    -----

    Net change in unrealized gain (loss)
      for the year...................................      59,954       --      (6,126,608)      12,955,713          8,351       --
                                                        ---------    -----   -------------    -------------      ---------    -----

Net increase (decrease) in net assets
    resulting from operations .......................      51,626       --       5,311,797       19,144,592         10,518       --
                                                        ---------    -----   -------------    -------------      ---------    -----




UNIT TRANSACTIONS:
Participant purchase payments .......................     204,363       --       6,424,581       26,802,207        446,004       --
Participant transfers from other Travelers accounts..     703,052       --       9,782,005       16,802,164        157,934       --
Administrative and asset allocation charges .........         (57)      --         (31,574)         (25,728)           (24)      --
Contract surrenders .................................      (1,122)      --      (6,750,338)      (3,519,412)        (3,001)      --
Participant transfers to other Travelers accounts ...     (42,185)      --     (11,474,046)      (6,823,606)      (145,523)      --
Other payments to participants ......................          --       --      (2,177,703)      (1,058,712)            --       --
                                                        ---------    -----   -------------    -------------      ---------    -----

  Net increase (decrease) in net assets
    resulting from unit transactions ................     864,051       --      (4,227,075)      32,176,913        455,390       --
                                                        ---------    -----   -------------    -------------      ---------    -----

    Net increase (decrease) in net assets ...........     915,677       --       1,084,722       51,321,505        465,908       --




NET ASSETS:
  Beginning of year .................................          --       --     156,752,010      105,430,505             --       --
                                                        ---------    -----   -------------    -------------      ---------    -----

  End of year .......................................   $ 915,677    $  --   $ 157,836,732    $ 156,752,010      $ 465,908    $  --
                                                        =========    =====   =============    =============      =========    =====

SALOMON BROTHERS VARIABLE                                           SELECT CONSERVATIVE
    INVESTORS FUND              SELECT BALANCED PORTFOLIO                 PORTFOLIO                   SELECT GROWTH PORTFOLIO
-----------------------      -----------------------------       ---------------------------       -----------------------------
   1998           1997           1998              1997              1998            1997              1998              1997
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------
$   3,220       $    --      $   154,995       $        --       $    38,574       $      --       $   104,912       $        --
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------


    2,523            --           58,360            14,156            15,472           3,354            58,652            17,133
      367            --            8,163             2,005             2,211             470             7,815             2,332
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------

      330            --           88,472           (16,171)           20,891          (3,824)           38,445           (19,465)
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------




   46,571            --        1,018,355            98,074           321,586          66,504           493,076           139,882
   49,232            --          908,895            93,403           297,635          63,317           418,109           131,787
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------

   (2,661)           --          109,460             4,671            23,951           3,187            74,967             8,095
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------


       --            --          146,252                --            30,222              --           117,391                --
   49,864            --          372,855           146,252            48,872          30,222           623,381           117,391
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------

   49,864            --          226,603           146,252            18,650          30,222           505,990           117,391
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------


   47,533            --          424,535           134,752            63,492          29,585           619,402           106,021
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------





  268,878            --          769,125         3,168,219           484,392         646,740           403,248         3,062,980
  527,834            --        1,636,677         1,085,724           832,252         317,835         1,603,664         1,039,939
      (30)           --           (1,370)             (162)             (253)            (41)           (1,378)             (332)
  (10,377)           --          (50,863)           (6,000)         (109,753)           (491)         (176,401)          (10,129)
  (42,912)           --         (801,597)         (129,496)         (271,204)        (76,371)         (325,181)         (173,173)
       --            --         (105,554)               --                --              --            (2,920)               --
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------


  743,393            --        1,446,418         4,118,285           935,434         887,672         1,501,032         3,919,285
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------

  790,926            --        1,870,953         4,253,037           998,926         917,257         2,120,434         4,025,306





       --            --        4,253,037                --           917,257              --         4,025,306                --
---------       -------      -----------       -----------       -----------       ---------       -----------       -----------

$ 790,926       $    --       $6,123,990       $ 4,253,037       $ 1,916,183       $ 917,257       $ 6,145,740       $ 4,025,306
=========       =======      ===========       ===========       ===========       =========       ===========       ===========

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                  SELECT HIGH GROWTH           SELECT INCOME              MFS EMERGING GROWTH
                                                      PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                                ---------------------       -------------------         -----------------------
                                                  1998          1997          1998         1997           1998            1997
                                                  ----          ----          ----         ----           ----            ----
INVESTMENT INCOME:
Dividends..........................           $    11,281    $      --    $    17,619    $      --    $         --    $    489,750
                                              -----------    ---------    -----------    ---------    ------------    ------------
EXPENSES:
Insurance charges.................                 13,030        4,141          9,959        2,750         409,405         178,870
Administrative fees...............                  1,771          559          1,372          359          57,109          25,074
                                              -----------    ---------    -----------    ---------    ------------    ------------

    Net investment income (loss)                   (3,520)      (4,700)         6,288       (3,109)       (466,514)        285,806
                                              -----------    ---------    -----------    ---------    ------------    ------------
REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold....              162,586       73,246        387,607       49,846       4,521,481         871,766
  Cost of investments sold..........              136,227       65,080        358,920       47,869       3,524,757         799,941
                                              -----------    ---------    -----------    ---------    ------------    ------------
      Net realized gain (loss).....                26,359        8,166         28,687        1,977         996,724          71,825
                                              -----------    ---------    -----------    ---------    ------------    ------------
Change in unrealized gain (loss)
  on investments:
  Unrealized gain (loss) beginning of year ..      17,323           --         28,026           --       2,024,828        (165,409)
  Unrealized gain (loss) end of year.........     145,331       17,323         30,751       28,026      12,525,422       2,024,828
                                              -----------    ---------    -----------    ---------    ------------    ------------
      Net change in unrealized gain (loss)
       for the year.........................      128,008       17,323          2,725       28,026      10,500,594       2,190,237
                                              -----------    ---------    -----------    ---------    ------------    ------------
Net increase (decrease) in net assets
    resulting from operations...............       150,847       20,789         37,700       26,894      11,030,804       2,547,868
                                              -----------    ---------    -----------    ---------    ------------    ------------



UNIT TRANSACTIONS:
Participant purchase payments...............      156,818      615,483        132,829      481,126       5,388,813      13,027,745
Participant transfers from other
  Travelers accounts........................      248,976      353,681        562,990      337,991      12,666,900      10,087,450
Administrative and asset allocation charges.         (428)        (101)          (141)         (12)         (7,555)         (2,765)
Contract surrenders.........................       (5,858)     (29,404)      (133,477)      (6,388)       (998,099)       (307,580)
Participant transfers to other
  Travelers accounts........................     (156,268)     (52,464)      (298,372)     (60,881)     (6,408,939)     (2,296,339)
Other payments to participants..............         --           --             --           --        (328,260)        (54,962)
                                              -----------    ---------    -----------    ---------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from unit transactions........      243,240      887,195        263,829      751,836      10,312,860      20,453,549
                                              -----------    ---------    -----------    ---------    ------------    ------------
Net increase (decrease) in net assets.......      394,087      907,984        301,529      778,730      21,343,664      23,001,417




NET ASSETS:
  Beginning of year.........................      907,984           --        778,730           --      28,600,753       5,599,336
                                              -----------    ---------    -----------    ---------    ------------    ------------
  End of year...............................  $ 1,302,071    $ 907,984    $ 1,080,259    $ 778,730    $ 49,944,417    $ 28,600,753
                                              ===========    =========    ===========    =========    ============    ============

                                                                                                           DISCIPLINED MID CAP
    MFS RESEARCH PORTFOLIO           STRATEGIC STOCK PORTFOLIO        CONVERTIBLE BOND PORTFOLIO             STOCK PORTFOLIO
-----------------------------      ----------------------------      ----------------------------      ----------------------------
    1998              1997            1998             1997             1998             1997            1998              1997
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------
$     3,906      $         --      $   7,465       $         --      $   6,450       $         --      $   1,227       $         --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------

      7,489                --          1,545                 --            473                 --          1,290                 --
        987                --            209                 --             69                 --            182                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------

     (4,570)               --          5,711                 --          5,908                 --           (245)                --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------



    722,701                --          1,946                 --         26,507                 --          4,340                 --
    734,353                --          2,097                 --         28,560                 --          4,607                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------

    (11,652)               --           (151)                --         (2,053)                --           (267)                --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------
         --                --             --                 --             --                 --             --                 --
    200,158                --              9                 --            488                 --         54,847                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------


    200,158                --              9                 --            488                 --         54,847                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------



    183,936                --          5,569                 --          4,343                 --         54,335                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------






    512,483                --        319,500                 --         32,299                 --        230,506                 --
  2,614,829                --        293,859                 --        238,500                 --        214,291                 --
        (91)               --             (2)                --             (2)                --            (17)                --
    (91,425)               --           (733)                --         (1,729)                --             --                 --
   (741,671)               --             --                 --            (55)                --        (18,178)                --
         --                --             --                 --             --                 --             --                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------


  2,294,125                --        612,624                 --        269,013                 --        426,602                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------


  2,478,061                --        618,193                 --        273,356                 --        480,937                 --




         --                --             --                 --             --                 --             --                 --
-----------      ------------      ---------       ------------      ---------       ------------      ---------       ------------

$ 2,478,061      $         --      $ 618,193       $         --      $ 273,356       $         --      $ 480,937       $         --
===========      ============      =========       ============      =========       ============      =========       ============

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                   DISCIPLINED
                                                SMALL CAP STOCK     AIM CAPITAL APPRECIATION               ALLIANCE GROWTH
                                                   PORTFOLIO                PORTFOLIO                        PORTFOLIO
                                               -----------------  -----------------------------   -----------------------------
                                                  1998      1997      1998            1997            1998            1997
                                               ---------   -----  -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Dividends ...................................  $     793   $  --  $     191,734   $          --   $  27,199,370   $          --
                                               ---------   -----  -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges ...........................        836      --      1,439,695       1,230,949       4,628,074       3,484,456
Administrative fees .........................        122      --        203,484         174,100         650,550         489,067
                                               ---------   -----  -------------   -------------   -------------   -------------
  Net investment income (loss) ..............       (165)     --     (1,451,445)     (1,405,049)     21,920,746      (3,973,523)
                                               ---------   -----  -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
    transactions:
  Proceeds from investments sold ............     21,319      --     11,824,205       5,073,047      34,356,047       9,474,065
  Cost of investments sold ..................     24,815      --      9,376,473       4,185,282      16,113,266       5,149,051
                                               ---------   -----  -------------   -------------   -------------   -------------

    Net realized gain (loss) ................     (3,496)     --      2,447,732         887,765      18,242,781       4,325,014
                                               ---------   -----  -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on
    investments:
  Unrealized gain (loss) beginning of year ..         --      --     17,982,354       6,615,457     135,788,123      55,466,067
  Unrealized gain (loss) end of year ........     11,448      --     36,919,910      17,982,354     201,933,356     135,788,123
                                               ---------   -----  -------------   -------------   -------------   -------------

    Net change in unrealized gain (loss) for
        the year ............................     11,448      --     18,937,556      11,366,897      66,145,233      80,322,056
                                               ---------   -----  -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
    resulting from operations ...............      7,787      --     19,933,843      10,849,613     106,308,760      80,673,547
                                               ---------   -----  -------------   -------------   -------------   -------------




UNIT TRANSACTIONS:
Participant purchase payments ...............     67,311      --      7,665,650      20,554,804      18,241,849      40,562,814
Participant transfers from other Travelers
    accounts ................................    230,928      --     12,669,332      22,728,970      39,225,426      43,204,274
Administrative and asset allocation charges .         (5)     --        (33,060)        (30,567)        (75,238)        (61,775)
Contract surrenders .........................       (779)     --     (5,013,668)     (4,442,013)    (22,572,760)    (10,464,529)
Participant transfers to other Travelers
    accounts ................................    (33,893)     --    (13,485,603)    (11,556,968)    (35,730,022)    (23,241,706)
Other payments to participants ..............         --      --     (1,571,690)       (674,175)     (4,690,657)     (2,805,494)
                                               ---------   -----  -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ........    263,562      --        230,961      26,580,051      (5,601,402)     47,193,584
                                               ---------   -----  -------------   -------------   -------------   -------------

Net increase (decrease) in net assets .......    271,349      --     20,164,804      37,429,664     100,707,358     127,867,131




NET ASSETS:
  Beginning of year .........................         --      --    128,707,507      91,277,843     396,224,613     268,357,482
                                               ---------   -----  -------------   -------------   -------------   -------------

  End of year ...............................  $ 271,349   $  --  $ 148,872,311   $ 128,707,507   $ 496,931,971   $ 396,224,613
                                               =========   =====  =============   =============   =============   =============

    G.T. GLOBAL STRATEGIC                                           PUTNAM DIVERSIFIED INCOME       SMITH BARNEY INTERNATIONAL
      INCOME PORTFOLIO            MFS TOTAL RETURN PORTFOLIO              PORTFOLIO                       EQUITY PORTFOLIO
----------------------------    ------------------------------    ----------------------------    ------------------------------
     1998            1997             1998             1997            1998            1997             1998             1997
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------
$  2,169,320    $         --    $   8,215,729    $          --    $  3,873,767    $         --    $          --    $          --
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------


     225,492         221,824        1,921,968        1,509,146         944,253         832,481        1,451,100        1,403,546
      31,535          31,000          269,862          211,891         131,859         115,895          203,676          197,028
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------
   1,912,293        (252,824)       6,023,899       (1,721,037)      2,797,655        (948,376)      (1,654,776)      (1,600,574)
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------




   4,025,313       2,546,069        8,798,623        3,016,017       7,686,371       3,837,800       37,006,758       11,259,771
   3,351,084       2,087,531        5,417,782        2,078,055       6,391,493       3,295,001       27,025,008        8,709,043
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------

     674,229         458,538        3,380,841          937,962       1,294,878         542,799        9,981,750        2,550,728
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------



   2,626,151       1,652,102       39,222,148       13,391,534       7,748,982       2,471,090       16,528,151       16,240,626
    (552,961)      2,626,151       47,322,806       39,222,148       3,132,201       7,748,982       14,593,076       16,528,151
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------

  (3,179,112)        974,049        8,100,658       25,830,614      (4,616,781)      5,277,892       (1,935,075)         287,525
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------


    (592,590)      1,179,763       17,505,398       25,047,539        (524,248)      4,872,315        6,391,899        1,237,679
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------





     549,329       3,488,404        9,906,341       21,944,124       3,998,242       9,218,127        3,711,411       13,876,805
   1,529,222       2,136,289       16,078,924       17,997,178      10,839,976      11,219,304       35,024,690       24,134,536
      (3,295)         (3,389)         (32,238)         (25,333)        (14,091)        (12,205)         (27,444)         (26,800)
  (1,271,788)       (895,332)      (8,563,079)      (4,151,503)     (4,674,934)     (2,731,671)      (6,091,403)      (4,180,951)
  (2,905,908)     (2,567,154)      (8,338,782)      (6,868,175)     (6,689,779)     (5,338,309)     (38,514,640)     (17,621,021)
    (329,938)       (214,379)      (1,721,578)      (1,390,904)     (1,409,797)     (1,068,600)      (1,626,307)        (980,736)
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------


  (2,432,378)      1,944,439        7,329,588       27,505,387       2,049,617      11,286,646       (7,523,693)      15,201,833
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------

  (3,024,968)      3,124,202       24,834,986       52,552,926       1,525,369      16,158,961       (1,131,794)      16,439,512





  21,914,634      18,790,432      166,514,348      113,961,422      85,754,867      69,595,906      131,417,152      114,977,640
------------    ------------    -------------    -------------    ------------    ------------    -------------    -------------

$ 18,889,666    $ 21,914,634    $ 191,349,334    $ 166,514,348    $ 87,280,236    $ 85,754,867    $ 130,285,358    $ 131,417,152
============    ============    =============    =============    ============    ============    =============    =============

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                                             SMITH BARNEY LARGE
                                                    SMITH BARNEY MONEY             SMITH BARNEY HIGH           CAPITALIZATION
                                                      MARKET PORTFOLIO              INCOME PORTFOLIO          GROWTH PORTFOLIO
                                               -----------------------------   ---------------------------   -------------------
                                                    1998            1997           1998           1997           1998       1997
                                               -------------   -------------   ------------   ------------   ------------   ----
INVESTMENT INCOME:
Dividends ...................................  $   2,796,668   $   3,213,162   $  5,261,141   $         --   $      9,461   $ --
                                               -------------   -------------   ------------   ------------   ------------   ----

EXPENSES:
Insurance charges ...........................        607,236         691,553        836,082        686,729         29,555     --
Administrative fees .........................         85,438          97,140        117,420         96,473          4,249     --
                                               -------------   -------------   ------------   ------------   ------------   ----
   Net investment income (loss) .............      2,103,994       2,424,469      4,307,639       (783,202)       (24,343)    --
                                               -------------   -------------   ------------   ------------   ------------   ----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
    transactions:
  Proceeds from investments sold ............     56,795,277      65,523,745      6,376,606      2,222,703        356,307     --
  Cost of investments sold ..................     56,795,277      65,523,745      5,068,937      1,757,816        330,203     --
                                               -------------   -------------   ------------   ------------   ------------   ----

    Net realized gain (loss) ................             --              --      1,307,669        464,887         26,104     --
                                               -------------   -------------   ------------   ------------   ------------   ----

Change in unrealized gain (loss) on
    investments:
  Unrealized gain (loss) beginning of year ..             --              --     10,680,290      2,832,124             --     --
  Unrealized gain (loss) end of year ........             --              --      4,343,991     10,680,290      2,983,610     --
                                               -------------   -------------   ------------   ------------   ------------   ----

    Net change in unrealized gain (loss)
         for the year .......................             --              --     (6,336,299)     7,848,166      2,983,610     --
                                               -------------   -------------   ------------   ------------   ------------   ----

Net increase (decrease) in net assets
    resulting from operations ...............      2,103,994       2,424,469       (720,991)     7,529,851      2,985,371     --
                                               -------------   -------------   ------------   ------------   ------------   ----




UNIT TRANSACTIONS:
Participant purchase payments ...............      6,201,122      30,762,234      5,440,719     14,060,749      2,406,103     --
Participant transfers from other
    Travelers accounts ......................    102,018,496      62,016,267      8,644,276      9,013,865     11,544,465     --
Administrative and asset allocation charges .         (7,866)         (8,922)       (11,638)        (9,461)          (216)    --
Contract surrenders .........................     (7,564,787)     (3,893,620)    (4,697,572)    (2,497,808)      (312,427)    --
Participant transfers to other
    Travelers accounts ......................    (87,589,041)   (102,784,067)    (5,646,124)    (4,280,069)      (244,251)    --
Other payments to participants ..............     (2,889,672)       (965,090)      (932,368)      (845,148)            --     --
                                               -------------   -------------   ------------   ------------   ------------   ----

  Net increase (decrease) in net assets
    resulting from unit transactions ........     10,168,252     (14,873,198)     2,797,293     15,442,128     13,393,674     --
                                               -------------   -------------   ------------   ------------   ------------   ----

    Net increase (decrease) in net assets ...     12,272,246     (12,448,729)     2,076,302     22,971,979     16,379,045     --




NET ASSETS:
  Beginning of year .........................     53,166,045      65,614,774     75,767,923     52,795,944             --     --
                                               -------------   -------------   ------------   ------------   ------------   ----

  End of year ...............................  $  65,438,291   $  53,166,045   $ 77,844,225   $ 75,767,923   $ 16,379,045   $ --
                                               =============   =============   ============   ============   ============   ====

   SMITH BARNEY LARGE CAP             SMITH BARNEY PACIFIC                 TBC MANAGED                     VAN KAMPEN
       VALUE PORTFOLIO                  BASIN PORTFOLIO                 INCOME PORTFOLIO               ENTERPRISE PORTFOLIO
------------------------------    ----------------------------    ----------------------------    ------------------------------
     1998             1997            1998            1997            1998            1997             1998             1997
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------
$   6,517,427    $          --    $    113,534    $         --    $  1,250,787    $         --    $   8,832,122    $          --
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------


    1,865,241        1,469,919          94,786         149,387         303,133         250,737        1,715,225        1,307,064
      261,908          206,252          13,109          20,631          42,774          35,401          240,040          182,856
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------
    4,390,278       (1,676,171)          5,639        (170,018)        904,880        (286,138)       6,876,857       (1,489,920)
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------




   15,888,076        4,461,821       8,197,845       5,466,908       4,120,395       3,174,260       14,012,767        4,920,636
    8,463,175        2,571,412      11,684,562       5,196,218       3,661,651       2,802,179        7,165,063        2,725,362
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------

    7,424,901        1,890,409      (3,486,717)        270,690         458,744         372,081        6,847,704        2,195,274
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------

   46,302,750       16,956,550      (3,462,017)        730,895       1,893,861          19,488       42,086,210       15,559,508
   47,723,730       46,302,750         489,713      (3,462,017)      1,543,386       1,893,861       62,055,498       42,086,210
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------

    1,420,980       29,346,200       3,951,730      (4,192,912)       (350,475)      1,874,373       19,969,288       26,526,702
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------


   13,236,159       29,560,438         470,652      (4,092,240)      1,013,149       1,960,316       33,693,849       27,232,056
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------





    9,884,322       22,844,428         211,423       1,098,434       1,379,122       2,963,399        6,312,019       18,439,770
   14,959,448       19,144,090       7,269,240       6,138,143       8,780,610       4,845,290       14,965,018       19,182,622
      (26,645)         (20,833)         (1,840)         (2,611)         (3,668)         (3,244)         (26,198)         (20,788)
   (8,327,086)      (4,621,117)       (538,936)       (391,352)     (1,657,034)       (858,530)      (8,192,359)      (3,078,021)
  (14,538,487)      (7,103,621)     (8,231,572)     (6,687,514)     (3,563,263)     (3,106,909)     (11,214,839)      (8,857,958)
   (1,611,080)        (896,987)       (131,853)       (167,008)       (492,882)       (154,410)      (2,524,355)        (767,624)
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------


      340,472       29,345,960      (1,423,538)        (11,908)      4,442,885       3,685,596         (680,714)      24,898,001
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------

   13,576,631       58,906,398        (952,886)     (4,104,148)      5,456,034       5,645,912       33,013,135       52,130,057





  165,207,572      106,301,174       9,641,016      13,745,164      26,409,289      20,763,377      144,652,576       92,522,519
-------------    -------------    ------------    ------------    ------------    ------------    -------------    -------------

$ 178,784,203    $ 165,207,572    $  8,688,130    $  9,641,016    $ 31,865,323    $ 26,409,289    $ 177,665,711    $ 144,652,576
=============    =============    ============    ============    ============    ============    =============    =============

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                 COMBINED
                                                                   ---------------------------------------
                                                                         1998                   1997
                                                                      ---------              ----------
INVESTMENT INCOME:
Dividends ..................................................       $    75,307,318        $     9,991,782
                                                                   ---------------        ---------------

EXPENSES:
Insurance charges ..........................................            18,339,569             14,861,228
Administrative fees ........................................             2,577,151              2,087,661
                                                                   ---------------        ---------------
    Net investment income (loss) ...........................            54,390,598             (6,957,107)
                                                                   ---------------        ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................           232,678,282            126,237,914
  Cost of investments sold .................................           177,991,805            109,741,686
                                                                   ---------------        ---------------

    Net realized gain (loss) ...............................            54,686,477             16,496,228
                                                                   ---------------        ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................           350,653,206            149,706,485
  Unrealized gain (loss) end of year .......................           461,385,600            350,653,206
                                                                   ---------------        ---------------

    Net change in unrealized gain (loss) for the year.......           110,732,394            200,946,726
                                                                   ---------------        ---------------

Net increase (decrease) in net assets
    resulting from operations ..............................           219,809,469            210,485,847
                                                                   ---------------        ---------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................            91,748,802            247,618,592
Participant transfers from other Travelers accounts.........           315,863,814            271,785,612
Administrative and asset allocation charges ................              (306,364)              (255,069)
Contract surrenders ........................................           (87,811,788)           (46,085,851)
Participant transfers to other Travelers accounts...........          (257,452,335)          (209,625,801)
Other payments to participants .............................           (22,546,614)           (12,044,229)
                                                                   ---------------        ---------------

  Net increase (decrease) in net assets
     resulting from unit transactions ......................            39,495,515            251,393,254
                                                                   ---------------        ---------------

    Net increase (decrease) in net assets ..................           259,304,984            461,879,101




NET ASSETS:
  Beginning of year ........................................         1,601,612,619          1,139,733,518
                                                                   ---------------        ---------------

  End of year ..............................................       $ 1,860,917,603        $ 1,601,612,619
                                                                   ===============        ===============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                                                          SALOMON BROTHERS VARIABLE
                                                     SMALL CAP PORTFOLIO       TOTAL RETURN PORTFOLIO          TOTAL RETURN FUND
                                                 --------------------------   -------------------------    ------------------------
                                                     1998          1997          1998          1997          1998         1997
                                                 ----------    ------------   -----------   -----------    --------    ------------
Accumulation and annuity units
  beginning of year ...........................          --              --    87,664,212    68,066,825          --              --
Accumulation units purchased and
  transferred from other Travelers accounts ...   1,133,536              --     8,875,033    26,427,090     625,345              --
Accumulation units redeemed and
  transferred to other Travelers accounts .....     (59,205)             --   (11,417,617)   (6,829,703)   (158,134)             --
Annuity units ...............................            --              --            --            --          --              --
                                                 ----------    ------------   -----------   -----------    --------    ------------
Accumulation and annuity units
  end of year .................................   1,074,331              --    85,121,628    87,664,212     467,211              --
                                                 ==========    ============   ===========   ===========    ========    ============


                                                     SALOMON
                                                 BROTHERS VARIABLE              SELECT                         SELECT
                                                  INVESTORS FUND           BALANCED PORTFOLIO           CONSERVATIVE PORTFOLIO
                                                ------------------     --------------------------      ------------------------
                                                  1998        1997        1998            1997            1998          1997
                                                --------      ----     ----------      ----------      ----------      --------
Accumulation and annuity units
  beginning of year .......................           --        --      3,892,706              --         828,521            --
Accumulation units purchased and
  transferred from other Travelers accounts      837,180        --      2,142,198       4,022,149       1,159,940       901,166
Accumulation units redeemed and
  transferred to other Travelers accounts .      (57,022)       --       (852,059)       (129,443)       (338,773)      (72,645)
Annuity units .............................           --        --         (1,413)             --              --            --
                                                --------      ----     ----------      ----------      ----------      --------
Accumulation and annuity units
  end of year .............................      780,158        --      5,181,432       3,892,706       1,649,688       828,521
                                                ========      ====     ==========      ==========      ==========      ========


                                                     SELECT GROWTH              SELECT HIGH GROWTH               SELECT INCOME
                                                      PORTFOLIO                       PORTFOLIO                    PORTFOLIO
                                               --------------------------      ------------------------      ----------------------
                                                  1998             1997           1998           1997          1998          1997
                                               ----------      ----------      ----------      --------      --------      --------
Accumulation and annuity units
  beginning of year .......................     3,665,222              --         833,880            --       704,736            --
Accumulation units purchased and
  transferred from other Travelers accounts     1,761,182       3,840,022         357,072       908,116       615,981       768,659
Accumulation units redeemed and
  transferred to other Travelers accounts .      (452,583)       (174,800)       (141,267)      (74,236)     (383,707)      (63,923)
Annuity units .............................            --              --              --            --            --            --
                                               ----------      ----------      ----------      --------      --------      --------

Accumulation and annuity units
  end of year .............................     4,973,821       3,665,222       1,049,685       833,880       937,010       704,736
                                               ==========      ==========      ==========      ========      ========      ========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                       MFS EMERGING                   MFS RESEARCH         STRATEGIC STOCK
                                                     GROWTH PORTFOLIO                   PORTFOLIO              PORTFOLIO
                                                ----------------------------      --------------------     ------------------
                                                    1998             1997            1998         1997       1998        1997
                                                -----------      -----------      ----------      ----     --------      ----
Accumulation and annuity units
  beginning of year .......................      23,766,030        5,570,213              --        --           --        --
Accumulation units purchased and
  transferred from other Travelers accounts      13,295,820       20,562,526       3,242,969        --      661,788        --
Accumulation units redeemed and
  transferred to other Travelers accounts .      (5,783,124)      (2,366,709)       (850,514)       --         (808)       --
Annuity units .............................              --               --              --        --           --        --
                                                -----------      -----------      ----------      ----     --------      ----
Accumulation and annuity units
  end of year .............................      31,278,726       23,766,030       2,392,455        --      660,980        --
                                                ===========      ===========      ==========      ====     ========      ====


                                                      CONVERTIBLE BOND            DISCIPLINED MID CAP         DISCIPLINED SMALL CAP
                                                          PORTFOLIO                 STOCK PORTFOLIO               STOCK PORTFOLIO
                                                     -------------------          -------------------          -------------------
                                                        1998        1997            1998         1997            1998         1997
                                                     --------       ----          --------       ----          --------       ----
Accumulation and annuity units
  beginning of year .......................                --         --                --         --                --         --
Accumulation units purchased and
  transferred from other Travelers accounts           274,846         --           470,940         --           344,552         --
Accumulation units redeemed and
  transferred to other Travelers accounts .            (1,769)        --           (18,989)        --           (41,567)        --
Annuity units .............................                --         --                --         --                --         --
                                                     --------       ----          --------       ----          --------       ----
Accumulation and annuity units
  end of year .............................           273,077         --           451,951         --           302,985         --
                                                     ========       ====          ========       ====          ========       ====


                                                    AIM CAPITAL                    ALLIANCE               G.T. GLOBAL STRATEGIC
                                               APPRECIATION PORTFOLIO           GROWTH PORTFOLIO              INCOME PORTFOLIO
                                             ---------------------------   ---------------------------   -------------------------
                                                 1998           1997           1998           1997          1998          1997
                                             ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  beginning of year .......................   106,824,450     83,947,101    174,370,022    150,544,940    15,717,210    14,300,516
Accumulation units purchased and
  transferred from other Travelers accounts    16,195,561     37,010,944     23,261,680     42,358,182     1,492,057     4,165,404
Accumulation units redeemed and
  transferred to other Travelers accounts .   (16,322,590)   (14,133,595)   (26,106,633)   (18,532,586)   (3,278,754)   (2,748,441)
Annuity units .............................            --             --           (691)          (514)         (360)         (269)
                                             ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  end of year .............................   106,697,421    106,824,450    171,524,378    174,370,022    13,930,153    15,717,210
                                             ============   ============   ============   ============   ===========   ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                      MFS TOTAL                PUTNAM DIVERSIFIED       SMITH BARNEY INTERNATIONAL
                                                   RETURN PORTFOLIO              INCOME PORTFOLIO             EQUITY PORTFOLIO
                                             ---------------------------   -------------------------   ---------------------------
                                                  1998           1997          1998          1997           1998           1997
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units
  beginning of year .......................   101,202,125     82,925,658    64,492,939    55,686,585    106,141,321     94,215,932
Accumulation units purchased and
  transferred from other Travelers accounts    15,061,570     26,536,279    11,131,135    16,004,365     29,462,543     29,649,820
Accumulation units redeemed and
  transferred to other Travelers accounts .   (10,836,655)    (8,259,138)   (9,616,648)   (7,196,409)   (35,577,696)   (17,723,476)
Annuity units .............................          (906)          (674)       (1,230)       (1,602)        (1,283)          (955)
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units
  end of year .............................   105,426,134    101,202,125    66,006,196    64,492,939    100,024,885    106,141,321
                                             ============   ============   ===========   ===========   ============   ============

                                                                                                                  SMITH BARNEY
                                                       SMITH BARNEY                SMITH BARNEY HIGH           LARGE CAPITALIZATION
                                                  MONEY MARKET PORTFOLIO            INCOME PORTFOLIO             GROWTH PORTFOLIO
                                               ---------------------------     ---------------------------     --------------------
                                                   1998            1997            1998            1997            1998        1997
                                               -----------     -----------     -----------     -----------     -----------     ----
Accumulation and annuity units
  beginning of year .......................     46,715,815      59,848,388      51,890,620      40,668,816              --       --
Accumulation units purchased and
  transferred from other Travelers accounts     93,090,982      83,235,342       9,570,858      16,761,800      13,777,024       --
Accumulation units redeemed and
  transferred to other Travelers accounts .    (84,423,123)    (96,367,128)     (7,731,368)     (5,538,973)       (530,344)      --
Annuity units .............................           (286)           (787)           (372)         (1,023)             --       --
                                               -----------     -----------     -----------     -----------     -----------     ----
Accumulation and annuity units
  end of year .............................     55,383,388      46,715,815      53,729,738      51,890,620      13,246,680       --
                                               ===========     ===========     ===========     ===========     ===========     ====


                                                 SMITH BARNEY LARGE          SMITH BARNEY PACIFIC              TBC MANAGED
                                                CAP VALUE PORTFOLIO             BASIN PORTFOLIO              INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                1998           1997           1998           1997           1998           1997
                                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year .......................  86,532,165     69,649,025     13,812,646     14,000,600     20,977,642     17,878,278
Accumulation units purchased and
  transferred from other Travelers accounts  12,376,065     24,091,442     11,035,048      7,773,179      7,828,765      6,498,071
Accumulation units redeemed and
  transferred to other Travelers accounts   (12,600,315)    (7,208,302)   (13,103,349)    (7,960,727)    (4,419,266)    (3,398,707)
Annuity units ...........................            --             --           (546)          (406)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ...........................    86,307,915     86,532,165     11,743,799     13,812,646     24,387,141     20,977,642
                                            ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                               VAN KAMPEN ENTERPRISE PORTFOLIO                COMBINED
                                                ----------------------------      --------------------------------
                                                    1998             1997                1998              1997
                                                -----------      -----------      --------------      ------------
Accumulation and annuity units
  beginning of year .......................      68,903,623       55,989,980         978,935,885       813,292,857
Accumulation units purchased and
  transferred from other Travelers accounts       9,313,239       19,647,366         289,394,909       371,161,922
Accumulation units redeemed and
  transferred to other Travelers accounts .      (9,753,783)      (6,733,723)       (254,857,662)     (205,512,664)
Annuity units .............................              --               --              (7,087)           (6,230)
                                                -----------      -----------      --------------      ------------
Accumulation and annuity units
  end of year .............................      68,463,079       68,903,623       1,013,466,045       978,935,885
                                                ===========      ===========      ==============      ============

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of
The Travelers Fund BD for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut



This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD for Variable Annuities or Fund BD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.